Discontinued Operations - Additional Information (Details) $ / shares in Units, $ in Thousands			3 Months Ended
	Oct. 09, 2018 USD ($) $ / shares shares	Jul. 05, 2017 $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) ft²
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Rentable area of properties (in square feet) | ft²					830,185
Net book value				$ 2,633,873	$ 1,591,956
Underwritten Public Offering
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of shares sold (in shares) | shares		25,000,000
Sale of stock (in dollars per share) | $ / shares		$ 18.50
Subsequent Event | Underwritten Public Offering | Common Shares
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of shares sold (in shares) | shares	24,918,421
Sale of stock (in dollars per share) | $ / shares	$ 18.25
Proceeds from sale of equity	$ 434,700
Loss on sale			$ 19,372